Risk Management - Major Products of Long-term Insurance Contracts (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance coverage period	10 years
Description of insurance contract	Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between 28-day-old and 68-year-old
Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member] | First Effective Date After Five Policy Years [Member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Special survival payment percentage for three years payment period	60.00%
Special survival payment percentage for five years payment period	100.00%
Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Annuity insurance payment as percentage of first premium	20.00%
Annuity insurance payment percentage based on basic sum insured	20.00%
Extended age limit of policy holders	88-year-old
Annuity insurance payment percentage for extended age limit	3.00%
Description of insurance contract	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old.
Period requirement for death occurred by accidents	180 days
Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
Fu Lu Shuang Xi Participating Endowment [Member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Extended age limit of policy holders	75-year-old
Annuity insurance payment percentage for extended age limit	10.00%
Description of insurance contract	Fu Lu Shuang Xi Participating Endowment is a participating insurance contract with the options for regular premium of 3 years, 5 years and 10 years paid annually, semiannually, quarterly or monthly. Its insured period extends from the effective date of the insurance contract to the corresponding date of the year when the policyholders turn 75-year-old. This product is applicable to healthy policyholders between 30-day-old and 60-year-old
Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old
Bottom of range [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Fu Lu Shuang Xi Participating Endowment [Member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	30-day-old
Bottom of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	30-day-old
Top of range [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	68-year-old
Top of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Top of range [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Top of range [member] | Fu Lu Shuang Xi Participating Endowment [Member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	60-year-old
Top of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Period one [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period one [member] | Fu Lu Shuang Xi Participating Endowment [Member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Insurance coverage period	6 years
Period two [member] | Xin Xiang Zhi Zun Annuity (Celebration Version) [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	20 years
Period two [member] | Fu Lu Shuang Xi Participating Endowment [Member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Insurance coverage period	10 years
Period three [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period three [member] | Fu Lu Shuang Xi Participating Endowment [Member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period three [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Insurance coverage period	15 years
Critical illness benefit [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured	200.00%
Death benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%
Death benefits [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Multiple of benefit paid on basic sum insured for accidents occurred during period of taking train ship or flight	3
Multiple of benefit paid on basic sum insured for accidents occurred out of the period of taking train ship or flight	2
Disability benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%